Variable Interest Entities - Summary of Assets Liabilities and Networth of Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	$ 326,046	$ 421,755
Non-current assets	1,257,646	1,358,708
Current liabilities	(280,866)	(288,394)
Non-current liabilities	(715,143)	(694,333)
Deficit attributable to Cresco Labs Inc.	627,039	755,554
Cresco Labs Michigan, LLC
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	17,506	9,850
Non-current assets	63,212	63,320
Current liabilities	(3,158)	(9,476)
Non-current liabilities	(108,113)	(86,124)
Deficit attributable to Cresco Labs Inc.	$ (30,553)	$ (22,430)